OTHER NON-CURRENT LIABILITIES - Narrative (Details) $ in Millions		12 Months Ended
	Sep. 29, 2015 USD ($) ozt	Dec. 31, 2023 USD ($) $ / ounce ozt	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 28, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures		$ 65	$ 177
Revenue		$ 11,397	11,013
Proportion of ownership interest in subsidiary		100.00%
GoT loan [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interests held by non-controlling interests		16.00%
Shareholder loan									$ 167
VAT offsets applied against shareholder loan		$ 37	32
PV Shareholder Loan [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available						$ 1,300
Basis spread						4.00%
PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available						$ 800
Proceeds from issue of bonds, notes and debentures			369	$ 327	$ 104
Repayments of bonds, notes and debentures		80
PV Shareholder Loan Facility II [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Credit facility available						$ 500
Proceeds from issue of bonds, notes and debentures		242	75
Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Revenue		10,350	9,920
Newmont Corporation [Member] | PV Shareholder Loan Facility I [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures			147	$ 131	$ 42
Repayments of bonds, notes and debentures			32
Newmont Corporation [Member] | PV Shareholder Loan Facility II [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proceeds from issue of bonds, notes and debentures		$ 97	$ 30
Royal Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Expected initial revenue payments (as percent)	30.00%
Expected revenue payment from contracts with customers, as percent of prevailing spot prices on volume of mineral resources in deliveries thereafter (as percent)	60.00%
Royal Gold | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	23,100,000
Royal Gold | Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Threshold delivery volume (in ounces) | ozt	550,000
Pascua-Lama | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)		25.00%
Deposits from customers		$ 625
Contract duration		3 years
Selling price (in dollars per ounce) | $ / ounce		3.90
Annual inflation adjustment (as percent)		1.00%
Starting period after project period to apply annual inflation adjustment		3 years
Agreement termination timeframe		90 days
Contract liabilities, undiscounted								$ 253
Contract liabilities							$ 148
Pueblo Viejo [Member]
Disclosure of detailed information about other non-current liabilities [Line Items]
Proportion of ownership interest in subsidiary		60.00%
Pueblo Viejo [Member] | Royal Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Deposits from customers	$ 610
Pueblo Viejo [Member] | Royal Gold | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	75.00%
Initial delivery maximum (in ounces) | ozt	50,000,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	37.50%
Contract obligation, total ounces delivered | ozt		12,000,000
Fixed recovery rate (as percent)	70.00%
Pueblo Viejo [Member] | Royal Gold | Gold
Disclosure of detailed information about other non-current liabilities [Line Items]
Percent of interest in mineral resource production sold until initial delivery maximum achieved (as percent)	7.50%
Initial delivery maximum (in ounces) | ozt	990,000
Percent of interest in mineral resource production to be delivered thereafter (as percent)	3.75%
Contract obligation, total ounces delivered | ozt		343,000
Lagunas Norte, Pierina and Veladero | Silver Wheaton Corp. | Silver
Disclosure of detailed information about other non-current liabilities [Line Items]
Goods deliverable under contract (as percent)		100.00%